Commitments and Contingencies - Investment commitments and Contingencies (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2017 item	Dec. 31, 2020 CNY (¥)
Contingencies
Investment commitments | ¥		¥ 239,100
Number of putative securities class actions filed | item	3